Leases (Details) - Schedule of Weighted-Average Remaining Term and Discount Rate Related to Leases	Jun. 30, 2024	Jun. 30, 2023
Schedule of Weighted-Average Remaining Term and Discount Rate Related to Leases [Abstract]
Weighted-average remaining term Operating lease	1 year 1 month 2 days
Weighted-average discount rate Operating lease	5.40%